Stock Options (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Restatements
Stock-based compensation	$ 15,000	$ 15,000
Issued			1,500,000
Shares available under the stock options plan			$ 2,325,000
Estimated fair value per share			$ 0.04
Volatility			243.00%
Stock-based compensation			$ 51,000	$ 27,000
Risk-free interest rate			2.20%
Expected term			5 years
Unrecognized compensation expense			$ 2,000
Option vest description			The options vest 25% quarterly over 1 year.